Other short-term borrowings (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.38%	0.32%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	0.44%	0.44%